Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Details Textual) In Millions, unless otherwise specified				9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Parent [Member] USD ($)	Dec. 31, 2011 Parent [Member] USD ($)	Dec. 31, 2010 Parent [Member] USD ($)	Dec. 31, 2009 Parent [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] USD ($)	Mar. 31, 2012 Guarantor Subsidiaries [Member] USD ($)	Sep. 30, 2011 Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2011 Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2010 Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] USD ($)	Sep. 30, 2012 Senior notes [Member] USD ($)	Dec. 31, 2011 Senior notes [Member] USD ($)	Sep. 30, 2012 Senior notes [Member] 10% senior secured notes, due October 2020 [Member] USD ($)	Sep. 30, 2012 Springing lien notes [Member] USD ($)	Sep. 30, 2012 Springing lien notes [Member] EUR (€)	Dec. 31, 2011 Springing lien notes [Member] USD ($)	Dec. 31, 2011 Springing lien notes [Member] EUR (€)	Sep. 30, 2012 Senior subordinated notes [Member] USD ($)	Dec. 31, 2011 Senior subordinated notes [Member] USD ($)
Debt Instrument [Line Items]
Secured debt																	$ 250
Long-term debt		2,931	2,977												200	200		1,161	133	1,161	133	382	382
Increase amount to net cash provided by (used in) operating activities				49	97	97	104			4	3	23
Decrease amount to net cash used in investing activities					8	48	5
Increase in investment in affialiates									123		85	90
Increase or decrease in Intercompany Borrowings								$ 20			$ (12)	$ 23	$ 196	$ 101
Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Textual) [Abstract]
Ownership percentage by parent	100.00%	100.00%